PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2010
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 16: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2009	2010
	(EUR in thousands)
Land	207,926	214,575
Buildings	833,911	892,541
Leasehold improvements	225,058	244,506
Furniture, fittings, machinery and vehicles	1,005,630	1,040,914
Total, at cost	2,272,525	2,392,536
Less: accumulated depreciation	(1,077,823)	(1,170,547)
Net book value	1,194,702	1,221,989
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 101,441 thousand, EUR 110,296 thousand and EUR 120,386 thousand for the years ended December 31, 2008, 2009 and 2010, respectively.

Future minimum rental commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating
Leases
(EUR in
thousands)
2011	81,145
2012	79,388
2013	64,154
2014	58,776
2015	51,051
Thereafter	144,125
Total minimum lease payments	478,639